Organization and Principal Activities - Schedule of Major Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Ambow Education Inc. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation or acquisition	Jul. 05, 2016
Place of incorporation (or establishment) /operation	United States
Percentage of ownership %	100.00%
Principal activity	Investment Holding
Ambow BSC Inc. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation or acquisition	Feb. 14, 2017
Place of incorporation (or establishment) /operation	United States
Percentage of ownership %	100.00%
Principal activity	Investment Holding
Bay State College Inc. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation or acquisition	Nov. 20, 2017
Place of incorporation (or establishment) /operation	United States
Percentage of ownership %	100.00%
Principal activity	CP&CE Programs
Ambow NSAD Inc. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation or acquisition	May 08, 2019
Place of incorporation (or establishment) /operation	United States
Percentage of ownership %	100.00%
Principal activity	Investment Holding
NewSchool of Architecture and Design, LLC (“NewSchool”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation or acquisition	Mar. 06, 2020
Place of incorporation (or establishment) /operation	United States
Percentage of ownership %	100.00%
Principal activity	CP&CE Programs